Rule 497(e)
                                                        Registration No. 33-8982

Dear Shareholder: The Victory Funds is pleased to announce the reduction of total fund operating expenses for the Victory Special Growth Fund. The following information is important and should be kept with a copy of your Prospectus.

--------------------------------------------------------------------------------
                                The Victory Funds

                                  Balanced Fund
                             Diversified Stock Fund
                                   Value Fund
                                Stock Index Fund
                            Ohio Regional Stock Fund
                                   Growth Fund
                               Special Value Fund
                               Special Growth Fund
                            International Growth Fund

                        Supplement Dated January 8, 1998
                      to the Prospectus Dated March 1, 1997
                           As Previously Supplemented

The Prospectus of the above named funds is supplemented regarding only the SPECIAL GROWTH FUND as follows:

1. On page 3 the section of the table referring to the SPECIAL GROWTH FUND under "General Information about each of the Funds" is replaced as follows:


    -------------------------- -------------------- ------------------------- -------------- -------------------
                                                     ANNUAL EXPENSES AFTER       MAXIMUM         NEWSPAPER
          VICTORY FUND           INCEPTION DATE             WAIVERS           SALES CHARGE     ABBREVIATION*
                                                     (AS A % OF NET ASSETS)
    -------------------------- -------------------- ------------------------- -------------- -------------------
    Special Growth Fund --           1/11/94                 1.40%                5.75%       Victory SplGwth
    Class A
    -------------------------- -------------------- ------------------------- -------------- -------------------

2.   On page 18 the second table under "Fund Expenses" is replaced as follows:

    ----------------------------------------------- ---------------------
    ANNUAL FUND OPERATING EXPENSES                     CLASS A SHARES
    (as a percentage of average daily net assets)
    ----------------------------------------------- ---------------------
    Management Fees                                         1.00%
    ----------------------------------------------- ---------------------
    ----------------------------------------------- ---------------------
    Other Expenses1,2                                        .40%
    ----------------------------------------------- ---------------------
    ----------------------------------------------- ---------------------
    Total Fund Operating Expenses1                          1.40%
    ----------------------------------------------- ---------------------

1 These fees have been voluntarily reduced. Without this waiver, Other Expenses expenses would be .53% and Total Fund Operating Expenses would be 1.53%.
2 Other Expenses includes an estimate of shareholder servicing fees the Special Growth Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

3.   The last table on page 18 is replaced as follows:

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Special Growth Fund.

         EXAMPLE: You would pay the following expenses on a $1,000 investment in the Special Growth Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

     -------------------- ---------------- --------------- --------------- ---------------
                              1 YEAR          3 YEARS         5 YEARS         10 YEARS
     -------------------- ---------------- --------------- --------------- ---------------
     Class A Shares             $71             $99             $130            $216
     -------------------- ---------------- --------------- --------------- ---------------

THIS EXAMPLE IS ONLY AN ILLUSTRATION.
ACTUAL EXPENSES AND RETURNS WILL VARY.

Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R).


                                  VF-EQTY-SUP2